CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
CURRENT ASSETS:
Accounts receivable, allowances	$ 435	$ 2,072	$ 515
CURRENT LIABILITIES:
Subordinated debt discount		$ 0	$ 1,269
SHAREHOLDERS' EQUITY
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, share authorized	20,000	20,000	20,000
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	200,000	200,000	200,000
Common stock, shares issued	17,667	17,667	12,538
Common stock, shares outstanding	17,667	17,667	12,538
Series A Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock, share authorized	160	160	160
Preferred stock, share issued	0	0	0
Preferred stock, outstanding	0	0	0
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock, share authorized	5,950	5,950	5,950
Preferred stock, share issued	0	0	5,566
Preferred stock, outstanding	0	0	5,566
Liquidation value	$ 0	$ 0	$ 27,050
Series C Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock, share authorized	3,000	3,000	3,000
Preferred stock, share issued	0	0	60
Preferred stock, outstanding	0	0	60
Liquidation value	$ 0	$ 0	$ 60